Other Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortization of debt issuance costs	$ 79,548	$ 29,633
Debt issuance cost amortization period, start range	2015
Debt issuance cost amortization period, end range	2026